Provisions - Schedule of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2019
Disclosure of other provisions [line items]
Effect Of Adjustment For Adoption Of New IFRS On Provisions	$ 92
Reconciliation of changes in other provisions [abstract]
Exchange adjustments	54
Acquisitions	82
Increase (decrease) in existing provisions	2,567
Write-back of unused provisions	(441)
Unwinding of discount	505
Change in discount rate	1,442
Utilization	(1,600)
Reclassified to other payables	(654)
Reclassified as liabilities directly associated with assets held for sale	(1,012)
Deletions	(196)
Ending balance, provisions	20,951
Current provisions	2,453	$ 2,564	[1]	$ 2,547
Non-current provisions	18,498	17,732	[1]	$ 17,657
Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	189
Decommissioning
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	13,613
Exchange adjustments	74
Acquisitions	13
Increase (decrease) in existing provisions	1,045
Write-back of unused provisions	(22)
Unwinding of discount	415
Change in discount rate	1,360
Utilization	(9)
Reclassified to other payables	(187)
Reclassified as liabilities directly associated with assets held for sale	(1,004)
Deletions	(188)
Ending balance, provisions	15,110	13,613
Current provisions	317
Non-current provisions	14,793
Decommissioning | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	0
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,567
Exchange adjustments	(1)
Acquisitions	0
Increase (decrease) in existing provisions	272
Write-back of unused provisions	(43)
Unwinding of discount	45
Change in discount rate	40
Utilization	(252)
Reclassified to other payables	0
Reclassified as liabilities directly associated with assets held for sale	(8)
Deletions	0
Ending balance, provisions	1,620	1,567
Current provisions	280
Non-current provisions	1,340
Environmental | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	0
Litigation and claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,718
Exchange adjustments	0
Acquisitions	47
Increase (decrease) in existing provisions	290
Write-back of unused provisions	(15)
Unwinding of discount	28
Change in discount rate	31
Utilization	(674)
Reclassified to other payables	(139)
Reclassified as liabilities directly associated with assets held for sale	0
Deletions	(5)
Ending balance, provisions	1,281	1,718
Current provisions	558
Non-current provisions	723
Litigation and claims | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	189
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	3,306
Exchange adjustments	(19)
Acquisitions	22
Increase (decrease) in existing provisions	960
Write-back of unused provisions	(361)
Unwinding of discount	17
Change in discount rate	11
Utilization	(665)
Reclassified to other payables	(328)
Reclassified as liabilities directly associated with assets held for sale	0
Deletions	(3)
Ending balance, provisions	2,940	$ 3,306
Current provisions	1,298
Non-current provisions	1,642
Other | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	$ 0

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.